SCHEDULES OF INVESTMENTS

ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO
SEPTEMBER 30, 2019 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 91.0%

Communication Services – 2.1%
Diversified Telecommunication Services - 0.4%
ORBCOMM [1]	117,500	$559,300
Entertainment - 0.6%
Gaia Cl. A [1]	128,300	838,440
Interactive Media & Services - 0.9%
QuinStreet [1]	99,800	1,256,482
Media - 0.2%
Marchex Cl. B [1]	113,300	355,762
Total		3,009,984

Consumer Discretionary – 8.4%
Auto Components - 2.5%
Fox Factory Holding [1,2]	16,000	995,840
Modine Manufacturing [1]	39,700	451,389
Stoneridge [1]	54,900	1,700,253
Unique Fabricating [1]	173,300	500,837
		3,648,319
Hotels, Restaurants & Leisure - 2.5%
Century Casinos [1]	161,600	1,249,168
Lindblad Expeditions Holdings [1]	62,400	1,045,824
Red Lion Hotels [1]	196,100	1,270,728
		3,565,720
Household Durables - 0.6%
Lovesac Company (The) [1,2]	45,400	847,618
Internet & Direct Marketing Retail - 0.1%
Rubicon Project (The) [1]	15,800	137,618
Leisure Products - 0.7%
MasterCraft Boat Holdings [1]	69,117	1,031,571
Specialty Retail - 1.4%
Citi Trends	47,886	876,314
Shoe Carnival	35,000	1,134,350
		2,010,664
Textiles, Apparel & Luxury Goods - 0.6%
Vera Bradley [1]	90,100	910,010
Total		12,151,520

Consumer Staples – 0.9%
Beverages - 0.8%
Eastside Distilling [1]	69,400	339,366
Primo Water [1,2]	61,800	758,904
		1,098,270
Food Products - 0.1%
Farmer Bros. [1]	16,700	216,265
Total		1,314,535

Energy – 3.6%
Energy Equipment & Services - 3.0%
Gulf Island Fabrication [1]	92,634	495,592
Independence Contract Drilling [1]	77,500	93,000
Natural Gas Services Group [1]	61,100	782,691
Newpark Resources [1]	174,400	1,328,928
Profire Energy [1]	486,229	918,973
Total Energy Services	139,300	720,236
		4,339,420
Oil, Gas & Consumable Fuels - 0.6%
Ardmore Shipping [1]	136,000	909,840
Total		5,249,260

Financials – 12.4%
Banks - 5.7%
Allegiance Bancshares [1]	32,900	1,055,761
BayCom Corporation [1]	45,682	1,037,438
Caribbean Investment Holdings [1]	1,751,547	355,346
County Bancorp	59,600	1,169,352
HarborOne Bancorp [1]	113,291	1,140,274
HomeTrust Bancshares	44,700	1,165,329
Investar Holding	51,500	1,225,700
Midway Investments [1,3]	1,751,577	0
TriState Capital Holdings [1]	54,472	1,146,091
		8,295,291
Capital Markets - 3.4%
B. Riley Financial	73,200	1,728,984
Canaccord Genuity Group	271,600	1,070,123
INTL FCStone [1]	24,000	985,440
Silvercrest Asset Management Group Cl. A	90,300	1,110,690
		4,895,237
Diversified Financial Services - 0.3%
Waterloo Investment Holdings [1,3]	1,302,000	390,600
Thrifts & Mortgage Finance - 3.0%
Meridian Bancorp	30,600	573,750
PCSB Financial	62,600	1,251,374
Territorial Bancorp	41,900	1,197,502
Western New England Bancorp	130,954	1,247,992
		4,270,618
Total		17,851,746

Health Care – 11.1%
Biotechnology - 2.9%
BioSpecifics Technologies [1]	20,300	1,086,456
Dynavax Technologies [1]	85,000	303,875
Progenics Pharmaceuticals [1]	215,200	1,087,836
Zealand Pharma [1]	68,758	1,750,581
		4,228,748
Health Care Equipment & Supplies - 4.9%
Apyx Medical [1]	60,400	408,908
AtriCure [1]	38,600	962,684
Chembio Diagnostics [1]	142,400	871,488
CryoLife [1]	42,089	1,142,716
Mesa Laboratories	4,700	1,117,519
OrthoPediatrics Corporation [1,2]	35,000	1,234,100
Surmodics [1]	27,878	1,275,140
		7,012,555
Life Sciences Tools & Services - 2.5%
Harvard Bioscience [1]	394,768	1,213,912
NeoGenomics [1]	65,000	1,242,800
Quanterix Corporation [1]	48,600	1,067,256
		3,523,968
Pharmaceuticals - 0.8%
Correvio Pharma [1]	380,200	760,400
Paratek Pharmaceuticals [1]	94,600	408,672
		1,169,072
Total		15,934,343

Industrials – 22.5%
Aerospace & Defense - 1.6%
Astronics Corporation [1]	31,026	911,544
CPI Aerostructures [1]	174,344	1,433,108
		2,344,652
Commercial Services & Supplies - 1.5%
Acme United	50,865	1,018,455
Heritage-Crystal Clean [1]	41,634	1,103,301
		2,121,756
Construction & Engineering - 2.6%
Ameresco Cl. A [1]	13,400	215,338
Construction Partners Cl. A [1]	103,000	1,604,740
Northwest Pipe [1]	67,500	1,900,125
		3,720,203
Electrical Equipment - 1.5%
American Superconductor [1]	117,400	920,416
Encore Wire	22,800	1,283,184
		2,203,600
Industrial Conglomerates - 0.6%
Raven Industries	25,700	859,922
Machinery - 8.7%
Alimak Group	80,300	1,060,438
CIRCOR International [1]	11,600	435,580
Exco Technologies	156,700	869,340
Graham Corporation	74,620	1,481,953
Helios Technologies	20,100	815,457
Kadant	11,931	1,047,422
Kornit Digital [1,2]	30,300	932,634
Lindsay Corporation	13,100	1,216,335
Luxfer Holdings	58,900	917,662
Lydall [1]	43,200	1,076,112
Spartan Motors	96,100	1,318,492
Wabash National	24,500	355,495
Westport Fuel Systems [1]	345,300	939,216
		12,466,136
Marine - 0.9%
Clarkson	42,000	1,265,206
Professional Services - 3.9%
CRA International	22,106	927,789
GP Strategies [1]	90,608	1,163,407
Heidrick & Struggles International	28,500	778,050
Kforce	32,600	1,233,421
Resources Connection	89,254	1,516,425
		5,619,092
Road & Rail - 0.8%
Marten Transport	55,841	1,160,376
Trading Companies & Distributors - 0.4%
Transcat [1]	21,500	550,615
Total		32,311,558

Information Technology – 22.7%
Communications Equipment - 1.4%
Digi International [1]	97,400	1,326,588
EMCORE Corporation [1]	149,300	458,351
Harmonic [1]	25,700	169,106
		1,954,045
Electronic Equipment, Instruments & Components - 5.1%
ePlus [1]	13,792	1,049,433
Fabrinet [1]	22,669	1,185,589
LightPath Technologies Cl. A [1]	232,800	195,552
Luna Innovations [1]	67,700	391,983
nLIGHT [1]	47,500	743,850
Novanta [1]	11,800	964,296
PC Connection	36,500	1,419,850
Vishay Precision Group [1]	41,900	1,371,806
		7,322,359
IT Services - 1.1%
Carbonite [1]	20,000	309,800
Cass Information Systems	24,048	1,298,352
		1,608,152
Semiconductors & Semiconductor Equipment - 12.4%
Adesto Technologies [1,2]	192,900	1,651,224
Aehr Test Systems [1]	349,500	625,605
AXT [1]	148,600	529,016
Brooks Automation	29,500	1,092,385
Camtek	80,100	751,338
Cohu	57,300	773,836
CyberOptics Corporation [1]	36,300	519,816
Everspin Technologies [1]	106,400	652,232
Ichor Holdings [1]	33,400	807,612
NeoPhotonics Corporation [1]	227,300	1,384,257
Nova Measuring Instruments [1]	57,500	1,826,775
PDF Solutions [1]	93,400	1,220,738
Photronics [1]	157,900	1,717,952
Rudolph Technologies [1]	63,293	1,668,403
Silicon Motion Technology ADR	26,900	950,915
Ultra Clean Holdings [1]	114,700	1,678,635
		17,850,739
Software - 2.2%
Agilysys [1]	54,200	1,388,062
QAD Cl. A	38,800	1,791,784
		3,179,846
Technology Hardware, Storage & Peripherals - 0.5%
AstroNova	43,700	706,629
Total		32,621,770

Materials – 4.1%
Chemicals - 1.4%
FutureFuel Corporation	62,400	745,056
Trecora Resources [1]	133,200	1,201,464
		1,946,520
Metals & Mining - 2.7%
Altius Minerals	8,500	70,831
Haynes International	39,870	1,428,941
Major Drilling Group International [1]	254,700	1,230,388
Universal Stainless & Alloy Products [1]	73,700	1,149,720
		3,879,880
Total		5,826,400

Real Estate – 3.2%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Community Healthcare Trust	32,200	1,434,510
Postal Realty Trust Cl. A	50,400	798,336
		2,232,846
Real Estate Management & Development - 1.6%
FRP Holdings [1]	23,440	1,125,589
Marcus & Millichap [1]	33,900	1,203,111
		2,328,700
Total		4,561,546

TOTAL COMMON STOCKS
(Cost $111,569,870)		130,832,662

REPURCHASE AGREEMENT – 9.0%
Fixed Income Clearing Corporation, 0.35% dated 9/30/19, due 10/1/19, maturity value $12,980,126 (collateralized by obligations of various U.S. Government Agencies, 2.25% due 8/15/27, valued at $13,241,115) (Cost $12,980,000)		12,980,000

TOTAL INVESTMENTS – 100.0%
(Cost $124,549,870)		143,812,662

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.0)%		(23,890)

NET ASSETS – 100.0%		$143,788,772

SCHEDULES OF INVESTMENTS

ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO

SEPTEMBER 30, 2019 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 89.5%

Communication Services – 1.1%
Media - 1.1%
Saga Communications Cl. A	141,036	$4,195,821
Total		4,195,821

Consumer Discretionary – 14.3%
Auto Components - 0.9%
Gentex Corporation	59,716	1,644,280
Stoneridge [1]	51,705	1,601,304
		3,245,584
Hotels, Restaurants & Leisure - 2.1%
Cheesecake Factory	30,015	1,251,025
Hilton Grand Vacations [1]	197,009	6,304,288
		7,555,313
Household Durables - 1.1%
La-Z-Boy	113,086	3,798,559
Internet & Direct Marketing Retail - 0.1%
Points International [1]	40,822	447,817
Specialty Retail - 7.9%
American Eagle Outfitters	367,965	5,968,392
Caleres	310,017	7,257,498
Designer Brands Cl. A	391,366	6,700,186
Rent-A-Center	80,842	2,084,915
Shoe Carnival	198,336	6,428,070
		28,439,061
Textiles, Apparel & Luxury Goods - 2.2%
G-III Apparel Group [1]	247,665	6,382,327
Steven Madden	46,306	1,657,292
		8,039,619
Total		51,525,953

Consumer Staples – 1.3%
Food & Staples Retailing - 1.3%
Village Super Market Cl. A	174,078	4,604,363
Total		4,604,363

Energy – 5.4%
Energy Equipment & Services - 1.1%
Helmerich & Payne	98,000	3,926,860
Oil, Gas & Consumable Fuels - 4.3%
Alliance Resource Partners L.P.	299,200	4,790,192
Bonanza Creek Energy [1]	151,808	3,398,981
Laredo Petroleum [1,2]	1,430,000	3,446,300
Penn Virginia [1]	134,326	3,904,857
		15,540,330
Total		19,467,190

Financials – 24.7%
Banks - 11.4%
Ames National	177,362	5,074,327
Bar Harbor Bankshares	71,181	1,774,542
Camden National	123,629	5,355,608
City Holding Company	64,760	4,937,950
CNB Financial	176,619	5,068,965
Codorus Valley Bancorp	55,919	1,300,676
Financial Institutions	88,982	2,685,477
Landmark Bancorp	47,881	1,114,670
MidWestOne Financial Group	37,469	1,143,554
National Bankshares	129,657	5,192,763
Northrim BanCorp	110,481	4,382,781
Unity Bancorp	145,138	3,214,807
		41,246,120
Capital Markets - 3.2%
Houlihan Lokey Cl. A	113,515	5,119,527
Moelis & Company Cl. A	88,571	2,909,557
Pzena Investment Management Cl. A	386,047	3,443,539
		11,472,623
Insurance - 2.6%
James River Group Holdings	33,335	1,708,086
Kingstone Companies	239,795	2,043,053
Reinsurance Group of America	34,236	5,473,652
		9,224,791
Thrifts & Mortgage Finance - 7.5%
Genworth MI Canada	200,450	7,958,388
Southern Missouri Bancorp	93,337	3,400,267
Timberland Bancorp	102,297	2,813,167
TrustCo Bank Corp. NY	665,982	5,427,753
WSFS Financial	172,800	7,620,480
		27,220,055
Total		89,163,589

Health Care – 1.5%
Health Care Providers & Services - 1.0%
AMN Healthcare Services [1]	28,641	1,648,576
Ensign Group (The)	38,114	1,807,747
		3,456,323
Pharmaceuticals - 0.5%
Supernus Pharmaceuticals [1]	67,500	1,854,900
Total		5,311,223

Industrials – 26.5%
Aerospace & Defense - 0.9%
Magellan Aerospace	265,600	2,985,081
Vectrus [1]	7,900	321,135
		3,306,216
Airlines - 5.2%
Allegiant Travel	45,293	6,778,550
Hawaiian Holdings	209,255	5,495,036
Spirit Airlines [1]	176,232	6,397,222
		18,670,808
Building Products - 0.8%
Apogee Enterprises	77,717	3,030,186
Commercial Services & Supplies - 2.4%
Herman Miller	79,903	3,682,729
Kimball International Cl. B	261,982	5,056,253
		8,738,982
Construction & Engineering - 0.5%
Comfort Systems USA	37,469	1,657,254
Electrical Equipment - 1.0%
EnerSys	53,536	3,530,164
Machinery - 6.2%
Alamo Group	14,107	1,660,676
Commercial Vehicle Group [1]	673,474	4,855,747
Federal Signal	51,722	1,693,378
Meritor [1]	284,029	5,254,536
Miller Industries	253,632	8,445,946
Wabash National	39,854	578,282
		22,488,565
Professional Services - 5.4%
Heidrick & Struggles International	195,608	5,340,098
Kforce	68,046	2,574,520
Korn Ferry	115,807	4,474,783
Resources Connection	215,580	3,662,704
Robert Half International	32,264	1,795,814
TrueBlue [1]	76,348	1,610,943
		19,458,862
Road & Rail - 3.4%
ArcBest	163,200	4,969,440
Old Dominion Freight Line	9,804	1,666,386
Saia [1]	18,000	1,686,600
Werner Enterprises	110,039	3,884,377
		12,206,803
Trading Companies & Distributors - 0.7%
BMC Stock Holdings [1]	104,432	2,734,030
Total		95,821,870

Information Technology – 12.7%
Electronic Equipment, Instruments & Components - 9.9%
Fabrinet [1]	62,101	3,247,882
Insight Enterprises [1]	152,752	8,506,759
Methode Electronics	46,115	1,551,309
PC Connection	166,909	6,492,760
Sanmina Corporation [1]	229,393	7,365,809
Vishay Intertechnology	345,299	5,845,912
Vishay Precision Group [1]	84,400	2,763,256
		35,773,687
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Energy Industries [1]	45,152	2,592,176
Kulicke & Soffa Industries	216,126	5,074,639
MKS Instruments	24,691	2,278,485
		9,945,300
Total		45,718,987

Materials – 1.0%
Metals & Mining - 1.0%
Mayville Engineering [1]	263,747	3,478,823
Total		3,478,823

Real Estate – 1.0%
Real Estate Management & Development - 1.0%
Marcus & Millichap [1]	104,219	3,698,732
Total		3,698,732

TOTAL COMMON STOCKS
(Cost $309,766,428)		322,986,551

REPURCHASE AGREEMENT – 9.1%

Fixed Income Clearing Corporation,
0.35% dated 9/30/19, due 10/1/19,
maturity value $32,766,319 (collateralized
by obligations of various U.S. Government
Agencies, 2.25%-2.625% due 3/31/25-8/15/27, valued at
$33,425,760)

(Cost $32,766,000)		32,766,000

TOTAL INVESTMENTS – 98.6%
(Cost $342,532,428)		355,752,551

CASH AND OTHER ASSETS
LESS LIABILITIES – 1.4%		5,076,115

NET ASSETS – 100.0%		$360,828,666

ADR – American Depository Receipt

[1]	Non-income producing.
[2]	All or a portion of these securities were on loan at September 30, 2019.
[3]

Securities for which market quotations are not readily available represent 0.3% of net assets for Royce Micro-Cap Portfolio. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

Tax Information:

At September 30, 2019, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized
		Appreciation	Gross Unrealized
	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation
Micro-Cap Portfolio	$124,576,431	$19,236,231	$34,189,064	$14,952,833
Small-Cap Portfolio	345,768,313	9,984,238	28,047,465	18,063,227

The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Trust’s Board of Trustees, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When  fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:

Level 1 –	quoted prices in active markets for identical securities.
Level 2 –

other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities would be noted in the Schedules of Investments.

Level 3 –

significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2019. For a detailed breakout of common stocks by sector classification, please refer to the Schedules of Investments.

	Level 1	Level 2	Level 3	Total
Micro-Cap Portfolio
Common Stocks	$130,442,062	$–	$390,600	$130,832,662
Repurchase Agreement	–	12,980,000	–	12,980,000
Small-Cap Portfolio
Common Stocks	322,986,551	–	–	322,986,551
Repurchase Agreement	–	32,766,000	–	32,766,000

Level 3 Reconciliation:

		Realized	Unrealized
	Balance as of 12/31/18	Gain (Loss)	Gain (Loss)	Balance as of 9/30/19
Micro-Cap Portfolio
Common Stocks	$390,600	$–	$–	$390,600

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information with adjustments (e.g. broker quotes, pricing services, net asset values).

					Impact to Valuation
	Fair Value at	Valuation	Unobservable		From an Increase
	9/30/19	Technique(s)	Input(s)	Range Average	in Input[1]
Micro-Cap Portfolio
Common Stocks	$390,600	Discounted Present Value Balance Sheet Analysis	Liquidity Discount	30%-40%	Decrease

[1]

This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Repurchase Agreements:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds at September 30, 2019 are overnight and continuous.

Securities Lending:

The Funds loan securities through a lending agent to qualified institutional investors for the purpose of realizing additional income. Collateral for the Funds on all securities loaned is accepted in cash and cash equivalents, which are invested temporarily by the custodian, as well as non-cash collateral, which includes short and long-term U.S. Treasuries. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds retain the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Funds could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. Loans of securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. The lending agent is not affiliated with Royce. The following table presents non-cash collateral and the market value of securities on loan collateralized by non-cash collateral held by the Funds’ custodian at September 30, 2019:

		Securities on Loan
		Collateralized by Non-Cash
	Non-Cash Collateral	Collateral	Net Amount
Micro-Cap Portfolio	$4,839,551	$(4,737,422)	$102,129
Small-Cap Portfolio	1,779,806	(1,744,364)	35,442

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).